CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Sep. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit (Net loss) for the period	$ (1,981,000)	$ (3,881,000)	$ (1,288,000)	$ (1,801,000)	$ (7,462,000)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share based compensation expenses	221,000			1,181,000	558,000
Depreciation	2,000	4,000	1,000	17,000	6,000
Extinguish of liability upon shares issuance	47,000
Capital loss from disposal of property, plant and equipment				12,000
Expenses in respect of Convertible notes and loans	680,000	172,000	26,000	162,000	1,949,000
Loss from extinguishment of debenture	615,000
Equity earnings in Nonconsolidated Affiliates	(367,000)			(5,961,000)
Equity losses in nonconsolidated subsidiary	(64,000)	670,000	38,000	444,000
Issuance of shares for services	132,000	385,000	136,000	745,000	1,574,000
Changes in Warrants Liability	(337,000)	1,190,000	219,000	(1,338,000)
Amortization of projects cost					469,000
Expenses in respect of severance pay	2,000			11,000
Impairment of Investment					(22,000)
Decrease (Increase) in related parties	(60,000)	(126,000)	(1,378,000)	(80,000)
Decrease (Increase) in other current assets	5,000	(43,000)	(16,000)	(33,000)	244,000
Increase in other long term assets		(9,000)
Increase in deferred revenues from in Nonconsolidated Affiliates					1,482,000
Increase (decrease) in accounts payables	288,000	(249,000)	66,000	439,000	46,000
Increase in other account payables	(36,000)	293,000	71,000	1,383,000	338,000
Net cash used in operating activities	(853,000)	(1,594,000)	(2,125,000)	(4,819,000)	(818,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in nonconsolidated subsidiary			(2,143,000)
Purchase of property and equipment		(60,000)		(60,000)	(37,000)
Net cash used in investing activities		(60,000)	(2,143,000)	(60,000)	(37,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short Term Loans	750,000	50,000		750,000
Proceeds from issuance of debenture					625,000
Proceeds from issuance of debentures and warrants			2,672,000
Proceeds from loans			3,183,000	50,000	859,000
Proceeds from exercise of warrants				41,000
Repayment of loans and convertible debentures	(68,000)	(288,000)	(5,000)	(449,000)	(1,081,000)
Proceeds from issuance of shares and warrants		1,752,000		3,001,000	315,000
Proceeds on account of shares			145,000
Net cash provided by financing activities	682,000	1,514,000	5,995,000	3,393,000	718,000
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(171,000)	(140,000)	1,727,000	(1,486,000)	(137,000)
EFFECT OF CHANGES IN EXCHANGE RATES ON CASH BALANCES IN FOREIGN CURRENCIES	(3,000)	5,000		14,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	416,000	1,888,000	161,000	1,888,000	298,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	242,000	1,753,000	1,888,000	416,000	161,000
NON-CASH TRANSACTION:
Loans exercised into Common Stock			188,000
Increase Investment in nonconsolidated subsidiary in consideration of Long Term Loan			4,236,000
Increase in investments in nonconsolidated affiliates against deferred revenues	230,000	411,000	2,618,000	2,133,000	4,952,000
Extinguish of debt upon shares issuance				373,000
Issuance expense paid through Common Stock		225,000		225,000
Proceeds on account of shares exercised into Common Stock				229,000
Cash paid during the period for:
Interest	$ 203,000	$ 25,000	$ 4,000	$ 621,000	$ 172,000